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SCUDDER KEMPER INVESTMENTS, INC.
222 South Riverside Plaza
Chicago, Illinois  60606
312-537-7000


                                July 31, 1998


Transmitted Via EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549-1004
Attn:  Filing Desk, Stop 1-4

RE:  Investors Cash Trust
     File No. 33-34645 (Post-Effective Amendment No. 10)
     File No. 811-6103 (Amendment No. 12)

Dear Sir or Madam:

Investors Cash Trust (the "Registrant") hereby certifies, pursuant to Rule 497(j) of the Securities Act of 1933, that (i) the form of prospectus and Statement of Additional Information that would have filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced, most recently filed amendment to the registration statement of the Registrant (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                                Investors Cash Trust



                                By:    PHILIP J. COLLORA
                                   ---------------------------
                                   Philip J. Collora
                                   Vice President and Secretary